FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Investment securities	$ 3,424,580	$ 2,852,084
Loans Held-for-sale, Fair Value Disclosure	41,100	13,700
Derivatives	272,499	112,607
Liabilities
Derivatives	272,606	112,616
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Investment securities	103	100
Derivatives		0
Total	103	100
Liabilities
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	41,103	13,680
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Investment securities	3,383,902	2,842,794
Derivatives		73,558
Total	3,697,652	2,969,204
Liabilities
Total	273,739	112,922
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Investment securities	40,575	9,190
Derivatives		0
Total	40,575	9,190
Liabilities
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Investment securities	3,424,580	2,852,084
Loans Held-for-sale, Fair Value Disclosure	41,103	13,680
Derivatives		73,558
Total	3,738,330	2,978,494
Liabilities
Total	273,739	112,922
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	185,032
Liabilities
Derivatives	186,124	73,750
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	185,032
Liabilities
Derivatives	186,124	73,750
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	87,615	39,172
Liabilities
Derivatives	87,615	39,172
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	87,615	39,172
Liabilities
Derivatives	$ 87,615	$ 39,172